Accounts Receivable and Factoring (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Receivables [Abstract]
Schedule of Accounts Receivable

The Company has total Accounts Receivable as of September 30, 2014 and December 31, 2013 as follows:

	September 30, 2014	December 31, 2013
Accounts Receivable	$-	$-
Factored Accounts Receivable	40,154	14,264
Allowance for Doubtful Accounts	-	-
Accounts Receivable, net	$40,154	$14,264

The Company has total Accounts Receivable as of December 31, 2013 and 2012 as follows:

Accounts Receivable	$-	$8,841
Factored Accounts Receivable	14,264	-
Allowance for Doubtful Accounts	-	-
Accounts Receivable, net	$14,264	$8,841